HSBC FUNDS TRUST
--------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------
HSBC Asset Management Americas Inc. [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
Cash Management Fund
Government Money Market Fund
U.S. Treasury Money Market Fund
New York Tax-Free Money Market Fund


SEMI-ANNUAL REPORT (UNAUDITED)
June 30, 1998



Managed by:
HSBC ASSET MANAGEMENT AMERICAS INC.



Sponsored and distributed by:
BISYS FUND SERVICES

HSBC FUNDS TRUST
--------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------
HSBC Asset Management Americas Inc. [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
Cash Management Fund
Government Money Market Fund
U.S. Treasury Money Market Fund
New York Tax-Free Money Market Fund
--------------------------------------------------------------------------------

July 13, 1998


Dear Shareholder:

The first half of 1998 continued as a tug-of-war when the financial markets weighed domestic inflation and the effects of the Asian situation's drag on trade versus the underlying strength of the economy. In particular, inflation was tame as the monthly Consumer Price Index and the Producer Price Index reflected levels lower than last year and the Asian situation caused the U.S. dollar to rally sharply against the Japanese yen contributing to a substantial rally in US Treasury securities.

On the other side of the coin, the economy continued to expand. This was reflected in very strong numbers in the housing sector as new home sales rose to an 890,000 annual rate in May, which was the highest rate of this present economic expansion. Additionally, unsold homes inventory fell to a very low 3.9 months which is another indicator of the market's strength. Lastly, the first quarter Gross Domestic Product was revised sharply higher than expected and came in at 5.4%, a sign that the effects of Asia haven't slowed our economy just yet.

Given this ongoing tug-of-war, the Federal Reserve at its June 30 - July 1 meeting ending as expected with the decision to leave short term interest rates unchanged at 5.50%. This decision didn't surprise the markets given Mr. Greenspan's testimony in early June before Congress where he expressed the need for monetary patience as Asian uncertainty remained high and inflationary levels remained low.

As in the past, our primary goal is to ensure that the HSBC Money Market Funds reflect the highest standards characterized by stability, safety, performance and service. HSBC Asset Management values our relationship, and we appreciate this chance to work on your behalf.


Sincerely,


(/S/ Edward J.Merkle)

Edward J. Merkle
Managing Director, Fixed Income

The views expressed in this report reflect those of the portfolio manager through the end of the period covered by the report as stated on the cover. The manager's views are subject to change at any time based on the market and other conditions. Past performance is no guarantee of future results.

BOARD OF TRUSTEES

JOHN P. PFANN*            Chairman and President, JPP Equities, Inc.

WOLFE J. FRANKL*          Former Director, North America, Berlin Economic
                          Development Corporation

HARALD PAUMGARTEN         President, Paumgarten and Company

ROBERT A. ROBINSON*       Trustee, Henrietta and B. Frederick H. Bugher
                          Foundation

RICHARD J. LOOS           Vice Chairman Emeritus

*Member of the Audit and Nominating Committees

--------------------------------------------------------------------------------

OFFICERS

WALTER B. GRIMM           PRESIDENT

ERIC F. ALMQUIST          SENIOR VICE PRESIDENT

ANTHONY J. FISCHER        VICE PRESIDENT

CHARLES L. BOOTH          VICE PRESIDENT

PAUL KANE                 ASSISTANT TREASURER

STEVEN R. HOWARD          SECRETARY

ALAINA V. METZ            ASSISTANT SECRETARY

ROBERT L. TUCH            ASSISTANT SECRETARY

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1998 (UNAUDITED)

                              CASH MANAGEMENT FUND

 CREDIT RATING                                                    INTEREST/
  MOODY'S/S&P                      SECURITY                       DISCOUNT   MATURITY   PRINCIPAL       VALUE
  (UNAUDITED)                     DESCRIPTION                       RATE       DATE      AMOUNT       (NOTE 2)
 -------------                    -----------                     --------   --------   ---------     --------
                COMMERCIAL PAPER (30.5%):
                AGRICULTURE (0.9%):
     P1, A1     AES Shady Point
                  (LOC - Bank of Tokyo) .........................   5.65%     7/21/98  $ 1,900,000  $  1,894,036
                                                                                                    ------------
                BUILDING PRODUCTS (4.9%):
    P1, A1+     Onoda USA
                  (LOC - Chase Bank) ............................   5.73      9/21/98   10,000,000     9,869,483
                                                                                                    ------------
                ELECTRIC UTILITY (3.0%):
    P1, A1+     Jacksonville Electric ...........................   5.54      8/14/98    6,000,000     6,000,000
                                                                                                    ------------
                ELECTRICAL & ELECTRONIC (1.0%):
     P1, A1     Minebea Inc. (LOC - Bank of Tokyo) ..............   5.70      7/10/98    2,000,000     1,997,150
                                                                                                    ------------
                FINANCIAL SERVICES (20.7%):
     P1, A1     Ford Motor Credit Co. ...........................   5.53       7/7/98    9,500,000     9,491,244
    P1, A1+     Glencore Finance (LOC - ABN Amro. Bank) .........   5.58      7/10/98    9,500,000     9,486,748
     P1, A1     GTE Funding, Inc. ...............................   5.60       7/9/98    4,320,000     4,314,624
     P1, A1     GTE Funding, Inc. ...............................   5.55      7/20/98    2,337,000     2,330,155
     P1, A1     Ryobi Finance Corp. (LOC - Bank of Tokyo) .......   5.67       7/8/98    5,850,000     5,843,556
    P1, A1+     Toyota Motor Credit .............................   5.53      7/21/98    9,726,000     9,696,119
                                                                                                    ------------
                                                                                                      41,162,446
                                                                                                    ------------
                  TOTAL COMMERCIAL PAPER (Amortized Cost - $60,923,115) ..........................    60,923,115
                                                                                                    ------------
                CORPORATE NOTES (14.9%):
                FINANCIAL SERVICES (9.9%):
    P1, A1+     General Electric Capital Corp.* .................   5.56       9/9/98    9,900,000     9,895,892
     P1, A1     Prudential Funding Corp.* .......................   5.73       7/7/98    9,900,000     9,900,000
                                                                                                    ------------
                                                                                                      19,795,892
                                                                                                    ------------
                INDUSTRIAL GOODS & SERVICES (5.0%):
     P1, A1     PHH Corp.* ......................................   5.60      7/10/98   10,000,000     9,999,069
                                                                                                    ------------
                  TOTAL CORPORATE NOTES (Amortized Cost - $29,794,961) ...........................    29,794,961
                                                                                                    ------------
                MEDIUM TERM NOTES (4.4%):
                FINANCIAL SERVICES (4.4%):
     P1, A1     Bear Stearns Co., Inc.* .........................   5.67       7/9/98    4,700,000     4,700,000
     P1, A1     Bear Stearns Co., Inc.* .........................   5.65      8/24/98    4,000,000     4,000,000
                                                                                                    ------------
                  TOTAL MEDIUM TERM NOTES (Amortized Cost - $8,700,000) ..........................     8,700,000
                                                                                                    ------------

                                                   CASH MANAGEMENT FUND

 CREDIT RATING                                                    INTEREST/
  MOODY'S/S&P                      SECURITY                       DISCOUNT   MATURITY   PRINCIPAL       VALUE
  (UNAUDITED)                     DESCRIPTION                       RATE       DATE      AMOUNT       (NOTE 2)
 -------------                    -----------                     --------   --------   ---------     --------
                PROMISSORY NOTES (4.9%):
                FINANCIAL SERVICES (4.9%):
    P1, A1      Goldman Sachs L.P. ..............................   5.64      7/20/98  $ 9,700,000  $  9,700,000
                                                                                                    ------------
                  TOTAL PROMISSORY NOTES (Amortized Cost - $9,700,000) ...........................     9,700,000
                                                                                                    ------------
                YANKEE CERTIFICATES OF DEPOSIT (21.6%):
                BANKING (21.6%):
    P1, A1      Bank of America, N.A. ...........................   5.94     10/22/98    8,200,000     8,198,544
    P1, A1      Bankers Trust New York Corp. ....................   5.97     10/27/98    8,000,000     7,999,259
    P1, A1+     Bayerische Landesbank ...........................   5.81     12/17/98    4,000,000     3,998,388
    P1, A1+     Canadian Imperial Bank of Commerce ..............   5.87      8/11/98    5,000,000     4,999,436
    P1, A1+     Deutsche Bank ...................................   5.94      9/15/98    5,000,000     4,999,697
    P1, A1+     Deutsche Bank ...................................   5.94     10/23/98    3,000,000     3,000,018
    P1, A1      Svenska Handelsbanken NY ........................   5.79       5/7/99   10,000,000     9,997,412
                                                                                                    ------------
                  TOTAL YANKEE CERTIFICATES OF DEPOSIT (Amortized Cost - $43,192,754) ............    43,192,754
                                                                                                    ------------
                REPURCHASE AGREEMENTS (23.3%):
                Chase Securities, Inc., (Purchased on 6/30/98,
                  proceeds at maturity $18,953,053;
                  Collateralized by $19,680,000 FHLMC,
                  6.00%, 4/1/13, market value $19,440,598) ......   5.80       7/1/98   18,950,000    18,950,000
                Chase Securities, Inc., (Purchased on 6/30/98,
                  proceeds at maturity $27,464,424;
                  Collateralized by $28,960,000 FHLMC,
                  7.00%, 10/1/27, market value $28,109,970) .....   5.80       7/1/98   27,460,000    27,460,000
                                                                                                    ------------
                  TOTAL REPURCHASE AGREEMENTS
                     (Amortized Cost - $46,410,000) ..............................................    46,410,000
                                                                                                    ------------
                  TOTAL INVESTMENT (99.6%)
                     (Amortized Cost - $198,720,830)(a) ..........................................   198,720,830
                                                                                                    ------------
                  OTHER ASSETS IN EXESS OF LIABILITIES (0.4%) ....................................       859,126
                                                                                                    ------------
                  TOTAL NET ASSETS (100%) ........................................................  $199,579,956
                                                                                                    ============

-----------
(a) Cost and value for federal income tax and financial reporting purposes are the same.
 * Variable rate security. Rate represents rate in effect at June 30, 1998. Date presented represents the next rate change date.
FHLMC -- Federal Home Loan Mortgage Corporation
LOC -- Letter of Credit

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1998 (UNAUDITED)

                          GOVERNMENT MONEY MARKET FUND

 CREDIT RATING                                                    INTEREST/
  MOODY'S/S&P                      SECURITY                       DISCOUNT   MATURITY   PRINCIPAL       VALUE
  (UNAUDITED)                     DESCRIPTION                       RATE       DATE      AMOUNT       (NOTE 2)
 -------------                    -----------                     --------   --------   ---------     --------
                U.S. TREASURY BILLS (2.8%):
   Aaa, AAA     U.S. Treasury Bills ............................    5.09%      4/1/99  $ 2,600,000  $  2,499,275
                                                                                                    ------------
                  TOTAL U.S. TREASURY BILLS (Amortized Cost - $2,499,275) ........................     2,499,275
                                                                                                    ------------
                U.S. GOVERNMENT AGENCY OBLIGATIONS (59.7%):
   Aaa, N/R     Federal Home Loan Bank .........................    5.65      3/30/99    7,000,000     7,000,000
   Aaa, N/R     Federal Home Loan Bank .........................    5.73       7/7/99    5,000,000     5,000,000
   Aaa, N/R     Federal Home Loan Bank* ........................    5.51       7/1/98   20,000,000    19,997,164
   Aaa, N/R     Federal Home Loan Bank* ........................    5.79       7/1/98    7,000,000     7,006,889
   Aaa, N/R     Federal National Mortgage Association* .........    5.52       7/1/98   15,000,000    14,999,740
                                                                                                    ------------
                  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Amortized Cost - $54,003,794) ........    54,003,793
                                                                                                    ------------
                REPURCHASE AGREEMENTS (43.0%):
                Chase Securities, Inc., (Purchased on 6/30/98,
                  proceeds at maturity $22,623,644;
                  Collateralized by $23,860,000 FHLMC,
                  7%, 10/1/27, market value $23,159,664) .......    5.80       7/1/98   22,620,000    22,620,000
                Donaldson, Lufkin & Jenrette Securities Corp.,
                  (Purchased on 6/30/98, proceeds at maturity
                  $16,339,609; Collateralized by $43,049,000
                  U.S. Treasury Strips, 8/15/18, market
                  value $16,640,601) ...........................    5.75       7/1/98   16,337,000    16,337,000
                                                                                                    ------------
                  TOTAL REPURCHASE AGREEMENTS (Amortized Cost - $38,957,000) .....................    38,957,000
                                                                                                    ------------
                  TOTAL INVESTMENTS (105.5%)
                     (Amortized Cost - $95,460,068)(a) ...........................................    95,460,068
                                                                                                    ------------
                  LIABILITIES IN EXCESS OF OTHER ASSETS (-5.5%) ..................................    (4,978,006)
                                                                                                    ------------
                  TOTAL NET ASSETS (100.0%) ......................................................  $ 90,482,062
                                                                                                    ============

-------------
(a) Cost and value for federal income tax and financial reporting purposes are the same.
 * Variable rate security. Rate represents rate in effect at June 30, 1998. Date presented represents the next rate change date.
FHLMC -- Federal Home Loan Mortgage Corporation
N/R -- Not rated

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1998 (UNAUDITED)

                         U.S. TREASURY MONEY MARKET FUND

                                                                                         SHARES
 CREDIT RATING                                                    INTEREST/                OR
  MOODY'S/S&P                      SECURITY                       DISCOUNT   MATURITY   PRINCIPAL       VALUE
  (UNAUDITED)                     DESCRIPTION                       RATE       DATE      AMOUNT       (NOTE 2)
 -------------                    -----------                     --------   --------   ---------     --------
                U.S. TREASURY BILLS (58.2%):
   Aaa, AAA     U.S. Treasury Bills .............................   4.55%     7/16/98   $7,000,000  $  6,986,728
   Aaa, AAA     U.S. Treasury Bills .............................   5.23      7/23/98    2,000,000     1,993,608
   Aaa, AAA     U.S. Treasury Bills .............................   5.19      8/20/98    1,500,000     1,489,188
   Aaa, AAA     U.S. Treasury Bills .............................   5.24     10/15/98    2,000,000     1,969,172
   Aaa, AAA     U.S. Treasury Bills .............................   5.27     11/12/98    1,500,000     1,470,576
   Aaa, AAA     U.S. Treasury Bills .............................   5.09       4/1/99    2,500,000     2,403,149
                                                                                                    ------------
                  TOTAL U.S. TREASURY BILLS (Amortized Cost - $16,312,421) .......................    16,312,421
                                                                                                    ------------
                REPURCHASE AGREEMENTS (42.3%):
                Chase Securities, Inc., (Purchased on 5/18/98,
                  proceeds at maturity $6,000,958;
                  Collateralized by $6,040,000 U.S.
                  Treasury Notes, 6.25%, 3/31/99,
                  market value $6,219,237) ......................   5.75       7/1/98    6,000,000     6,000,000
                Donaldson Lufkin & Jenrette Securities Corp.,
                  (Purchased on 6/30/98, proceeds at maturity
                  $3,363,537; Collateralized by $10,865,000
                  U.S. Treasury Strips, 2/15/15,
                  market value $3,418,497) ......................   5.75       7/1/98    3,363,000     3,363,000
                Merrill Lynch, (Purchased on 6/24/98,
                  proceeds at maturity $2,511,146;
                  Collateralized by $2,505,000 U.S.Treasury
                  Notes, 6.625%, 6/30/01, market
                  value $2,583,743) .............................   5.35      7/24/98    2,500,000     2,500,000
                                                                                                    ------------
                  TOTAL REPURCHASE AGREEMENTS
                     (Amortized Cost - $11,863,000) ..............................................    11,863,000
                                                                                                    ------------
                  TOTAL INVESTMENTS (100.5%)
                     (Amortized Cost - $28,175,421)(a) ...........................................    28,175,421
                                                                                                    ------------
                  LIABILITIES IN EXCESS OF OTHER ASSETS (-0.5%) ..................................      (129,373)
                                                                                                    ------------
                  TOTAL NET ASSETS (100.0%) ......................................................  $ 28,046,048
                                                                                                    ============

-------------
(a) Cost and value for federal income tax and financial reporting purposes are the same.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF JUNE 30, 1998 (UNAUDITED)

                       NEW YORK TAX-FREE MONEY MARKET FUND

 CREDIT RATING                                                    INTEREST/
  MOODY'S/S&P                      SECURITY                       DISCOUNT   MATURITY   PRINCIPAL       VALUE
  (UNAUDITED)                     DESCRIPTION                       RATE       DATE      AMOUNT       (NOTE 2)
 -------------                    -----------                     --------   --------   ---------     --------
                MUNICIPAL NOTES (6.4%):
                NEW YORK (3.9%):
  MIG1, Sp1+    Buffalo, GO, RAN (LOC - Landesbank
                  Hessen) .......................................   4.40%      8/5/98   $1,000,000  $  1,000,543
   N/R, N/R     Town of Hempstead, GO, Series D, BAN ............   4.00     10/15/98    2,000,000     2,001,118
                                                                                                    ------------
                                                                                                       3,001,661
                                                                                                    ------------
                PUERTO RICO (2.5%):
  MIG1, Sp1+    Puerto Rico Commonwealth, Series A,
                  TRAN ..........................................   4.50      7/30/98    2,000,000     2,001,168
                                                                                                    ------------
                  TOTAL MUNICIPAL NOTES (Amortized Cost - $5,002,828) ............................     5,002,829
                                                                                                    ------------
                MUNICIPAL COMMERCIAL PAPER (23.8%):
                NEW YORK (23.8%):
    P1, A1+     Long Island Power Authority
                  (LOC-Bayerische ...............................   3.80       7/8/98    4,500,000     4,500,000
    P1, A1      Landesbank, Westdeutdu Landesbank)
                  New York City Municipal Assist Corp. ..........   3.50      7/15/98    2,000,000     2,000,000
    P1, A1+     New York City Municipal Water
                  (LOC - Canadian Imperial Bank) ................   3.60      7/14/98    1,500,000     1,500,000
    P1, A1      New York City Municipal Water
                  (LOC - Canadian Imperial Bank) ................   3.50      7/15/98    2,000,000     2,000,000
                New York City Municipal Water
                  (LOC - Bayerische Westdutche) .................   3.65      7/10/98    1,500,000     1,500,000
    P1, A1+     New York State Energy Reserve
                  and Development Authority For
                  General Electric ..............................   3.70       7/7/98    3,150,000     3,150,000
    P1, A1+     New York State GO ...............................   3.55      7/21/98    2,000,000     2,000,000
    P1, A1      New York State Powers ...........................   3.50       8/3/98    2,000,000     2,000,000
                                                                                                    ------------
                  TOTAL MUNICIPAL COMMERCIAL PAPER (Amortized Cost - $18,650,000) ................    18,650,000
                                                                                                    ------------
                MANDATORY PUT MUNICIPAL BONDS (5.1%):
                NEW YORK (2.6%):
  VMIG1, N/R    New York State Energy, Research &
                  Development Authority, Pollution
                  Control Revenue, Long Island Lighting
                  Co. Project, Series A, (LOC - Deutsche
                  Bank AG)* .....................................   3.58       3/1/99    2,000,000     2,000,000
                                                                                                    ------------

                       NEW YORK TAX-FREE MONEY MARKET FUND

 CREDIT RATING                                                    INTEREST/
  MOODY'S/S&P                      SECURITY                       DISCOUNT   MATURITY   PRINCIPAL       VALUE
  (UNAUDITED)                     DESCRIPTION                       RATE       DATE      AMOUNT       (NOTE 2)
 -------------                    -----------                     --------   --------   ---------     --------
                MANDATORY PUT MUNICIPAL BONDS (CONTINUED)
                PUERTO RICO (2.5%):
   P-1, A-1+    Puerto Rico Industrial, Medical &
                  Environmental Financing Authority,
                  Pollution Control Revenue, Reynolds
                  Metals Co. Project, (LOC - ABN AMRO
                  Bank) Callable 9/1/98 @ 100* ..................   3.80%      9/1/98   $2,000,000  $  2,000,000
                                                                                                    ------------
                  TOTAL MANDATORY PUT MUNICIPAL BONDS (Amortized Cost - $4,000,000) ..............     4,000,000
                                                                                                    ------------
                NON-VARIABLE MUNICIPAL BONDS (10.4%):
                NEW YORK (8.4%):
     A2/A-      New York City Municipal Water Financial
                  Authority, Water and Sewer System
                  Revenue, Series A .............................   4.50      6/15/99    1,000,000     1,006,020
    AA/Aa2      New York City Municipal Assistance Corp. ........   4.00       7/1/98    2,000,000     2,000,000
     A3/A-      New York State Dormitory Authority
                  Revenue, State University Educational
                  Facilities, Series C ..........................   7.00      5/15/99    3,500,000     3,595,030
                                                                                                    ------------
                                                                                                       6,601,050
                                                                                                    ------------
                PUERTO RICO (2.0%):
    AAA/AAA     Puerto Rico Highway Revenue .....................   8.13       7/1/98    1,500,000     1,530,000
                                                                                                    ------------
                  TOTAL NON-VARIABLE MUNICIPAL BONDS (Amortized Cost - $8,131,050) ...............     8,131,050
                                                                                                    ------------
                VARIABLE MUNICIPAL BONDS* (45.8%):
                NEW YORK (43.9%):
   N/R, A-1+    Montgomery Industrial Development
                  Authority, Industrial Development
                  Revenue, Service Merchandise Co.
                  (LOC - Canadian Imperial Bank)(b) .............   4.05       7/8/98      100,000       100,000
   VMIG1/Aa2    New York City GO, Series C
                  (LOC - Morgan Guaranty Trust) .................   4.10       7/1/98    1,700,000     1,700,000
   VMIG1/Aa2    New York City, GO, Sub-Series B-3
                  (LOC - Morgan Guaranty Trust) .................   4.10       7/1/98    1,500,000     1,500,000
  VMIG1, A-1+   New York City, GO, Series B
                  (FGIC Insured) ................................   4.10       7/1/98      325,000       325,000
  VMIG1, A-1+   New York City, GO, Series B,
                  Subseries B2 (MBIA Insured,
                  SPA Bank of Austria) ..........................   4.00       7/1/98    1,000,000     1,000,000

                       NEW YORK TAX-FREE MONEY MARKET FUND

 CREDIT RATING                                                    INTEREST/
  MOODY'S/S&P                      SECURITY                       DISCOUNT   MATURITY   PRINCIPAL       VALUE
  (UNAUDITED)                     DESCRIPTION                       RATE       DATE      AMOUNT       (NOTE 2)
 -------------                    -----------                     --------   --------   ---------     --------
                VARIABLE  MUNICIPAL BONDS (CONTINUED)
  VMIG1, A-1+    New York City, GO, Series B, Subseries B3
                  (MBIA Insured, SPA Bank of
                  Nova Scotia) .................................    4.10%      7/1/98   $1,100,000  $  1,100,000
  VMIG1, A-1+   New York City, Health & Hospital
                  Corp., Health Systems, Series A
                  (LOC - Morgan Guaranty Trust) ................    3.20       7/8/98    3,500,000     3,500,000
   N/R, A-1+    New York City, Housing Development
                  Corp., Multi-Family Rental Housing
                  Revenue, TriBeCa Tower, Series A, AMT
                  (FNMA Collateral) ............................    3.25       7/8/98    2,000,000     2,000,000
   N/R, A-1     New York City, Housing Development
                  Corp., Special Obligation, Montefiore
                  Medical Center, Series A (LOC - Chase
                  Manhattan Bank) ..............................    3.35       7/8/98    2,500,000     2,500,000
   N/R, A-1     New York City, Industrial Development
                  Agency, Civic Facilities Revenue,
                  Columbia Grammar School Project,
                  (LOC - Chase Manhattan Bank) .................    3.45       7/8/98    1,000,000     1,000,000
  VMIG1, A-1+   New York City, Municipal Water Finance
                  Authority, Water & Sewer System
                  Revenue, Series G (FGIC Insured) .............    3.75       7/1/98    1,500,000     1,500,000
  VMIG1, A-1+   New York City, Trust for Cultural Resources,
                  Carnegie Hall (LOC - Westdeutsche
                  Landesbank) ..................................    3.50       7/8/98      400,000       400,000
  VMIG1, A-1+   New York City, Trust for Cultural Resources,
                  Carnegie Hall (LOC - Westdeutsche
                  Landesbank) ..................................    3.50       7/8/98    2,200,000     2,200,000
  VMIG1, A-1+   New York City, Trust for Cultural Resources,
                  Museum of Broadcasting (LOC -
                  Kredietbank NV) ..............................    3.35       7/8/98      800,000       800,000
  VMIG1, N/R    New York State Dormitory Authority
                  Revenue ......................................    3.55       7/8/98    4,300,000     4,300,000
    AA/A-1+     New York State Energy Research &
                  Development Authority, Pollution Control
                  Revenue, Niagara Mohawk Power, Series A
                  (LOC - Toronto Dominion Bank) ................    3.75       7/1/98      900,000       900,000

                       NEW YORK TAX-FREE MONEY MARKET FUND

 CREDIT RATING                                                    INTEREST/
  MOODY'S/S&P                      SECURITY                       DISCOUNT   MATURITY   PRINCIPAL       VALUE
  (UNAUDITED)                     DESCRIPTION                       RATE       DATE      AMOUNT       (NOTE 2)
 -------------                    -----------                     --------   --------   ---------     --------
                VARIABLE  MUNICIPAL BONDS (CONTINUED)
  VMIG1, A-1+   New York State Energy, Research &
                  Development Authority, Brooklyn Union
                  Gas Co. Project, Series A-1, (MBIA Insured,
                  SPA Union Bank of Switzerland) ................   3.45%      7/8/98   $2,000,000  $  2,000,000
  VMIG1, A-1+   New York State Energy, Research &
                  Development Authority, Pollution Control
                  Revenue, Orange & Rockland Utilities
                  Project, Series A (LOC - Societe
                  Generale) .....................................   3.25       7/8/98    2,000,000     2,000,000
  VMIG1, Aaa    New York State Housing Finance Agency,
                  Multifamily Housing Revenue, Series A
                  (AMBAC Insured) ...............................   3.35       7/8/98    1,100,000     1,100,000
  VMIG1, A-1+   New York State Local Government
                  Assistance Corp., Series A (LOC - Union
                  Bank of Switzerland, Credit Suisse) ...........   3.20       7/8/98    1,400,000     1,400,000
  VMIG1, A-1+   Niagara Falls Bridge Commission, Toll
                  Revenue, Series A (FGIC Insured) ..............   3.25       7/8/98    1,300,000     1,300,000
  VMIG1, A-1+   Triborough Bridge & Tunnel Authority,
                  Special Obligation (FGIC Insured) .............   3.20       7/8/98      400,000       400,000
  VMIG1, N/R    Wallkill Industrial Development Agency,
                  Pollution Control Revenue, Reynolds Metal
                  Co. Project (LOC - Dresdner Bank AG) ..........   3.70       7/8/98      500,000       500,000
  VMIG1, N/R    Yonkers Industrial Development Agency,
                  Civic Facilities Revenue, Consumers Union
                  Facility (LOC - Credit Local de France) .......   3.45       7/8/98      900,000       900,000
                                                                                                    ------------
                                                                                                      34,425,000
                                                                                                    ------------
                PUERTO RICO (1.9%):
   VMIG1/Aaa    Puerto Rico Commonwealth Highway &
                  Transportation ................................   3.00       7/8/98    1,500,000     1,500,000
                                                                                                    ------------
                  TOTAL VARIABLE MUNICIPAL BONDS (Amortized Cost - $35,925,001) ..................    35,925,000
                                                                                                    ------------

                       NEW YORK TAX-FREE MONEY MARKET FUND

 CREDIT RATING                                                    INTEREST/
  MOODY'S/S&P                      SECURITY                       DISCOUNT   MATURITY                 AMORTIZED
  (UNAUDITED)                     DESCRIPTION                       RATE       DATE       SHARES        COST
 -------------                    -----------                     --------   --------   ---------    -----------
                OPEN-END INVESTMENT COMPANIES (8.5%):
                Dreyfus New York Tax Free ...........................................    3,200,000   $ 3,200,000
                New York Money Fund .................................................    3,588,000     3,588,000
                                                                                                     -----------
                  TOTAL OPEN-END INVESTMENT COMPANIES (Amortized Cost - $6,788,000) ..............     6,788,000
                                                                                                     -----------
                  TOTAL INVESTMENTS (100%):
                     (Amortized Cost - $78,496,879)(a) ...........................................    78,496,879
                                                                                                     -----------
                  LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%) ...................................          (450)
                                                                                                     -----------
                  TOTAL NET ASSETS (100.0%) ......................................................   $78,496,429
                                                                                                     ===========

---------------
(a) Cost and value for federal income tax and financial reporting purposes are the same.
 *  Date presented represents next put date.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax Paper
BAN - Bond Anticipation Note
FGIC - Financial Guaranty Insurance Corp.
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
N/R - Not Rated
RAN - Revenue Anticipation Note
SPA - Standby Purchase Agreement
TRAN - Tax and Revenue Anticipation Note

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 1998 (UNAUDITED)

                                                                                                                     NEW YORK
                                                                                      GOVERNMENT    U.S. TREASURY    TAX-FREE
                                                                  CASH MANAGEMENT    MONEY MARKET   MONEY MARKET    MONEY MARKET
                                                                        FUND             FUND           FUND           FUND
                                                                  --------------     ------------   -------------   ------------
ASSETS:
   Investments in securities, at value
     (cost $152,310,830, $56,503,068, $16,312,421,
     $78,496,879, respectively) ................................     $152,310,830     $ 56,503,068     $ 16,312,421    $ 78,496,879
   Repurchase Agreements
     (cost $46,410,000, $38,957,000, $11,863,000, $0,
     respectively) .............................................       46,410,000       38,957,000       11,863,000              --
                                                                     ------------     ------------     ------------    ------------
        Total Investment .......................................      198,720,830       95,460,068       28,175,421      78,496,879
   Cash ........................................................              780              808              384            --
   Interest and dividends receivable ...........................        1,825,175          393,347           43,218         540,510
   Prepaid expenses ............................................           15,521            7,251            1,688           6,702
                                                                     ------------     ------------     ------------    ------------
Total Assets ...................................................      200,562,306       95,861,474       28,220,711      79,044,091
                                                                     ------------     ------------     ------------    ------------
LIABILITIES:
   Payable to custodian ........................................               --               --               --         262,411
   Dividends payable ...........................................          823,473          294,576          115,263         192,345
   Payable to brokers for investments purchased ................               --        5,000,000               --              --
   Accrued expenses and other payables:
     Investment advisory fees ..................................           52,178           20,636            3,640          22,989
     Administration fees .......................................           16,426            5,896            2,387           6,603
     Distribution fees .........................................           11,137            6,588            9,708           6,469
     Fund accounting and transfer agent fees ...................            2,754            3,604           15,085           7,855
     Other liabilities .........................................           76,382           48,112           28,580          48,990
                                                                     ------------     ------------     ------------    ------------
Total Liabilities ..............................................          982,350        5,379,412          174,663         547,662
                                                                     ------------     ------------     ------------    ------------
Net Assets .....................................................     $199,579,956     $ 90,482,062     $ 28,046,048    $ 78,496,429
                                                                     ============     ============     ============    ============
COMPUTATION OF NET ASSET VALUE:
   Net assets ..................................................     $199,579,956     $ 90,482,062     $ 28,046,048    $ 78,496,429
   Shares of beneficial interest issued and outstanding
     (par value $.001 per share, unlimited number
     of shares authorized) .....................................      199,582,563       90,483,969       28,046,060      78,505,220
                                                                     ------------     ------------     ------------    ------------
   Net asset value, offering price and redemption
     price per share ...........................................     $       1.00     $       1.00     $       1.00    $       1.00
                                                                     ============     ============     ============    ============
COMPOSITION OF NET ASSETS:
   Paid-in capital .............................................     $199,585,697     $ 90,483,102     $ 28,046,404    $ 78,539,327
   Accumulated undistributed net realized gains
     (losses) from investment transactions .....................           (5,741)          (1,040)            (356)        (42,898)
                                                                     ------------     ------------     ------------    ------------
Net Assets .....................................................     $199,579,956     $ 90,482,062     $ 28,046,048    $ 78,496,429
                                                                     ============     ============     ============    ============

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                                                                                           U.S.         NEW YORK
                                                             CASH        GOVERNMENT      TREASURY       TAX-FREE
                                                          MANAGEMENT    MONEY MARKET   MONEY MARKET   MONEY MARKET
                                                             FUND           FUND           FUND           FUND
                                                          ----------    ------------   ------------   ------------
INVESTMENT INCOME:
   Interest ..........................................    $5,612,186     $1,954,179       $760,682    $1,332,318
   Dividends .........................................        13,160          1,548          4,878        74,848
                                                          ----------     ----------       --------    ----------
   Total Income ......................................     5,625,346      1,955,727        765,560     1,407,166
                                                          ----------     ----------       --------    ----------
EXPENSES:
   Advisory fees .....................................       342,220        121,178         48,338       138,066
   Administration fees ...............................       146,594         51,934         20,716        59,171
   Co-administration and shareholder
     servicer assistance fees ........................        68,444         24,236          9,668        27,613
   Custodian fees . ..................................         8,791          6,274          4,137         8,430
   Distribution fees .................................        75,201         16,219          3,730        31,703
   Legal and audit fees ..............................        48,616         19,619          7,293        23,515
   Fund accounting fees ..............................         2,184            624            284         2,886
   Transfer agent fees ...............................        71,776         22,086         27,331        26,151
   Service organization fees .........................        13,336            686          9,253            --
   Other expenses ....................................        48,159         19,738          7,193        21,645
                                                          ----------     ----------       --------    ----------
Gross Expenses .......................................       825,321        282,594        137,943       339,180
   Less: Fee waivers .................................      (117,390)       (41,568)       (16,581)      (47,360)
   Less: Reimbursements ..............................       (72,452)       (23,261)       (31,591)      (39,458)
                                                          ----------     ----------       --------    ----------
Total Net Expenses ...................................       635,479        217,765         89,771       252,362
                                                          ----------     ----------       --------    ----------
Net Investment Income ................................     4,989,867      1,737,962        675,789     1,154,804
                                                          ----------     ----------       --------    ----------
NET REALIZED / UNREALIZED GAINS
(LOSSES) FROM INVESTMENTS:
   Net realized gains (losses) from investment
     transactions ....................................            --           (116)          (540)       (1,030)
                                                          ----------     ----------       --------    ----------
   Net Realized / Unrealized Gains (Losses)
     from Investments ................................            --           (116)          (540)       (1,030)
                                                          ----------     ----------       --------    ----------
Change in Net Assets Resulting from Operations .......    $4,989,867     $1,737,846       $675,249    $1,153,774
                                                          ==========     ==========       ========    ==========

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS AS OF JUNE 30, 1998

                                                                                                           GOVERNMENT
                                                                CASH MANAGEMENT FUND                    MONEY MARKET FUND
                                                         -----------------------------------   -----------------------------------
                                                           FOR THE SIX                           FOR THE SIX
                                                          MONTHS ENDED          FOR THE         MONTHS ENDED          FOR THE
                                                          JUNE 30, 1998       YEAR ENDED        JUNE 30, 1998       YEAR ENDED
                                                           (UNAUDITED)     DECEMBER 31, 1997     (UNAUDITED)     DECEMBER 31, 1997
                                                         ---------------   -----------------   ---------------   -----------------
From Investment Activities:
OPERATIONS:
   Net investment income .............................   $     4,989,867    $     9,353,016    $     1,737,962    $     3,564,667
   Net realized gains (losses) from
      investment transactions ........................                --                  5               (116)              (329)
                                                         ---------------    ---------------    ---------------    ---------------
   Change in net assets resulting from operations ....         4,989,867          9,353,021          1,737,846          3,564,338
                                                         ---------------    ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income ........................        (4,989,867)        (9,353,016)        (1,737,962)        (3,564,667)
                                                         ---------------    ---------------    ---------------    ---------------
   Change in net assets from shareholder
     distributions ...................................        (4,989,867)        (9,353,016)        (1,737,962)        (3,564,667)
                                                         ---------------    ---------------    ---------------    ---------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued .......................       543,349,544      1,156,962,210        124,173,238        235,133,212
   Dividends reinvested ..............................         3,482,687          4,569,829            585,712          1,188,858
   Cost of shares redeemed ...........................      (531,457,539)    (1,198,286,576)      (135,138,383)      (222,851,766)
                                                         ---------------    ---------------    ---------------    ---------------
   Change in net assets from share transactions ......        15,374,692        (36,754,537)       (10,379,433)        13,470,304
                                                         ---------------    ---------------    ---------------    ---------------
Change in Net Assets .................................        15,374,692        (36,754,532)       (10,379,549)        13,469,975
                                                         ---------------    ---------------    ---------------    ---------------
NET ASSETS:
Beginning of period ..................................       184,205,264        220,959,796        100,861,611         87,391,636
                                                         ---------------    ---------------    ---------------    ---------------
End of period ........................................   $   199,579,956    $   184,205,264    $    90,482,062    $   100,861,611
                                                         ===============    ===============    ===============    ===============
SHARE TRANSACTIONS:
   Issued ............................................       543,349,544      1,156,959,601        124,173,238        235,133,212
   Reinvested ........................................         3,482,687          4,569,829            585,712          1,188,858
   Redeemed ..........................................      (531,457,539)    (1,198,286,576)      (135,138,383)      (222,851,766)
                                                         ---------------    ---------------    ---------------    ---------------
Change in shares .....................................        15,374,692        (36,757,146)       (10,379,433)        13,470,304
                                                         ===============    ===============    ===============    ===============

                                                                    U.S. TREASURY                        NEW YORK TAX-FREE
                                                                  MONEY MARKET FUND                      MONEY MARKET FUND
                                                         -----------------------------------   -----------------------------------
                                                           FOR THE SIX                           FOR THE SIX
                                                          MONTHS ENDED          FOR THE         MONTHS ENDED          FOR THE
                                                          JUNE 30, 1998       YEAR ENDED        JUNE 30, 1998       YEAR ENDED
                                                           (UNAUDITED)     DECEMBER 31, 1997     (UNAUDITED)     DECEMBER 31, 1997
                                                         ---------------   -----------------   ---------------   -----------------
From Investment Activities:
OPERATIONS:
   Net investment income .............................   $       675,789    $     1,277,630    $     1,154,804    $     2,501,607
   Net realized gains (losses) from
      investment transactions ........................              (540)               184             (1,030)            (7,385)
                                                         ---------------    ---------------    ---------------    ---------------
   Change in net assets resulting from operations ....           675,249          1,277,814          1,153,774          2,494,222
                                                         ---------------    ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income ........................          (675,789)        (1,277,630)        (1,154,804)        (2,501,607)
                                                         ---------------    ---------------    ---------------    ---------------
   Change in net assets from shareholder
     distributions ...................................          (675,789)        (1,277,630)        (1,154,804)        (2,501,607)
                                                         ---------------    ---------------    ---------------    ---------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued .......................        95,922,627        221,502,675         74,628,636        160,027,422
   Dividends reinvested ..............................           321,456            551,579            855,996          1,604,558
   Cost of shares redeemed ...........................       (93,704,762)      (225,509,647)       (83,716,000)      (145,234,462)
                                                         ---------------    ---------------    ---------------    ---------------
   Change in net assets from share transactions ......         2,539,321         (3,455,393)        (8,231,368)        16,397,518
                                                         ---------------    ---------------    ---------------    ---------------
Change in Net Assets .................................         2,538,781         (3,455,209)        (8,232,398)        16,390,133
                                                         ---------------    ---------------    ---------------    ---------------
NET ASSETS:
Beginning of period ..................................        25,507,267         28,962,476         86,728,827         70,338,694
                                                         ---------------    ---------------    ---------------    ---------------
End of period ........................................   $    28,046,048    $    25,507,267    $    78,496,429    $    86,728,827
                                                         ===============    ===============    ===============    ===============
SHARE TRANSACTIONS:
   Issued ............................................        95,922,627        221,502,675         74,628,636        160,027,422
   Reinvested ........................................           321,456            551,579            855,996          1,604,558
   Redeemed ..........................................       (93,704,762)      (225,509,647)       (83,716,000)      (145,234,462)
                                                         ---------------    ---------------    ---------------    ---------------
Change in shares .....................................         2,539,321         (3,455,393)        (8,231,368)        16,397,518
                                                         ===============    ===============    ===============    ===============

SEE NOTES TO FINANCIAL STATEMENTS.

14-15

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

     HSBC Funds Trust, (the "Trust") was organized in Massachusetts on October 31, 1985 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company with multiple investment portfolios, including the Cash Management Fund, the Government Money Market Fund, the U.S. Treasury Money Market Fund and the New York Tax-Free Money Market Fund (herein referred to individually as a "Fund" and collectively as the "Funds").

     The investment objective of the Cash Management Fund, the Government Money Market Fund and the U.S. Treasury Money Market Fund is to achieve as high a level of current income as is consistent with preservation of capital and liquidity. The investment objective of the New York Tax-Free Money Market Fund is to provide its shareholders with as high a level of current income exempt from regular Federal, New York State and New York City income taxes as is consistent with preservation of capital and liquidity. The Cash Management Fund invests in a variety of high quality, short-term money market instruments, with remaining maturities of thirteen months or less. The Government Money Market Fund invests exclusively in short-term obligations issued or guaranteed by the United States Government or its agencies or instrumentalities with remaining maturities of thirteen months or less, and repurchase agreements. The U.S. Treasury Money Market Fund invests exclusively in short-term, direct obligations of the United States Treasury with remaining maturities of thirteen months or less, and repurchase agreements. The New York Tax-Free Money Market Fund invests primarily in high quality obligations issued by or on behalf of New York, its cities, municipalities or other public authorities that are exempt from regular Federal, New York State and New York City income tax in the opinion of bond counsel to the issuer with remaining maturities of thirteen months or less.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION: The money market funds each value portfolio securities at amortized cost, which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost. In addition, the money market funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

     TAXES: It is the Funds' policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income and net realized capital gains, if any, to its shareholders for each taxable year. Therefore, no provision is required for federal income tax.

     DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income are declared daily to shareholders and are paid monthly. Distributions of net realized gains, if any, will be paid at least annually. However, to the extent that net realized gains of a Fund can be reduced by any capital loss carryovers of that Fund, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations that may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     SECURITY TRANSACTIONS AND RELATED INCOME: Security transactions are recorded on trade date. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as earned.

     EXPENSE ALLOCATION: Expenses directly attributed to each Fund in the Trust are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them on the basis of relative net assets or another appropriate basis.

3.   RELATED PARTY TRANSACTIONS

     The Trust retains HSBC Asset Management Americas Inc. to act as Investment Adviser for the Fund. HSBC Asset Management Americas Inc. is the North American investment affiliate of HSBC Holdings plc (Hong Kong and Shanghai Banking Corporation). As Investment Adviser, HSBC Asset Management Americas Inc. furnishes investment guidance and policy direction in connection with the management of the investment portfolios of the Funds, subject to policies established by the Board of Trustees.

     As compensation for its services, HSBC Asset Management Americas Inc. is paid monthly advisory fees at the following annual rates:

                                                                                ADVISORY FEE RATE
                                                                   ----------------------------------------------
                                                                                               U.S.      NEW YORK
                                                                                GOVERNMENT   TREASURY    TAX-FREE
                                                                      CASH         MONEY       MONEY       MONEY
                                                                   MANAGEMENT     MARKET      MARKET      MARKET
     PORTIONS OF EACH FUND'S AVERAGE DAILY NET ASSETS                 FUND         FUND        FUND        FUND
     ----------------------------------------------------------    ----------   ----------   --------     -------
     Up to $500 million ..........................................   0.350%       0.350%      0.350%       0.350%
     In excess of $500 million but not exceeding $1 billion ......   0.315%       0.315%      0.315%       0.315%
     In excess of $1 billion but not exceeding $1.5 billion ......   0.280%       0.280%      0.280%       0.280%
     In excess of $1.5 billion ...................................   0.245%       0.245%      0.245%       0.245%

     HSBC Asset Management Americas Inc. has voluntarily agreed to reimburse Fund expenses to the extent a Fund's ordinary operating expenses exceed 0.65% of such Fund's average daily net assets. For the six months ended June 30, 1998, HSBC Asset Management Americas Inc. agreed to reimburse expenses totaling $72,452; $23,261; $31,591 and $39,458 for the Cash
     Management, Government Money Market, U.S. Treasury Money Market, and New York Tax-Free Money Market Fund, respectively, pursuant to this voluntary agreement.

     BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio limited partnership, is a subsidiary of The BISYS Group, Inc. BISYS, with whom certain officers are affiliated, serves the Trust as distributor, administrator, transfer agent and fund accountant. Such officers are not paid any fees directly by the Funds for serving as officers of the Trust.

     In accordance with the terms of the Management and Administration Agreement, BISYS is paid a monthly asset-based fee of 0.15% (annualized) of a Fund's first $200 million of average net assets; 0.125% of a Fund's next $200 million of average net assets; 0.10% of a Fund's next $200 million of average net assets; and 0.08% of a Fund's average net assets in excess of $600 million; exclusive of out-of-pocket expenses. For the six months ended June 30, 1998, BISYS waived administrative services fees of $48,946 from the Cash Management Fund, $17,332 from the Government Money Market Fund, $6,913 from the U.S. Treasury Money Market Fund and $19,747 from the New York Tax-Free Money Market Fund, respectively.

     HSBC Asset Management Americas Inc. earned co-administration/shareholder servicer assistance fees of 0.07% of each Fund's average net assets totaling $68,444 from the Cash Management Fund, $24,236 from the Government Money Market Fund, $9,668 from the U.S. Treasury Money Market Fund and $27,613 from the New York Tax-Free Money Market Fund for the six months ended June 30, 1998, all of which was waived.

     The Trust has adopted a Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by a Fund to BISYS Fund Services for expenses incurred in connection with distribution services provided to the Fund not to exceed an annual rate of 0.20% of the Fund's average net assets during the preceding month.

     The Fund may enter into agreements (the "Service Agreements") with certain banks, financial institutions and corporations ("Service Organizations") whereby each Service Organization handles record keeping and provides certain administration services for its customers who invest in the Funds through accounts maintained at that Service Organization. Each Service Organization will receive monthly payments for the performance of its service under the Service Agreement. The payments from the Funds on an annual basis will not exceed 0.35% of the average value of the Funds' shares held in the subaccounts of the Service Organizations. For the six months ended June 30, 1998, the Funds did not participate in any Service Agreements.

     A partner of the Trust's legal counsel served as Secretary of the Trust. Baker & McKenzie served as legal counsel until April 2, 1998. Paul, Weiss, Rifkind, Wharton andGarrison assumed the role of legal counsel as of April 3, 1998. For the six months ended June 30, 1998, legal fees incurred by the Funds totaled $33,713 for the Cash Management Fund, $12,242 for the Government Money Market Fund, $4,539 for the U.S. Treasury Money Market Fund and $14,733 for the New York Tax-Free Money Market Fund, respectively.

4.   CONCENTRATION OF CREDIT

     The New York Tax-Free Money Market Fund invests primarily in debt obligations issued by the State of New York and its respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to economic and political factors adversely affecting issuers of New York specific municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

FINANCIAL HIGHLIGHTS

                              CASH MANAGEMENT FUND

                                              FOR THE SIX
                                             MONTHS ENDED                 FOR THE YEAR ENDED DECEMBER 31,
                                             JUNE 30, 1998     ------------------------------------------------------
                                              (UNAUDITED)        1997       1996        1995        1994       1993
                                             -------------     --------   --------    --------    --------   --------
Net Asset Value,
   Beginning of Period .....................    $  1.000       $  1.000   $  1.000    $  1.000    $  1.000   $  1.000
                                                --------       --------   --------    --------    --------   --------
Investment Activities
     Net investment income .................       0.025          0.051      0.049       0.053       0.039      0.027
     Net realized and unrealized gains
        from investment transactions .......          --             --         --          --          --      0.002
                                                --------       --------   --------    --------    --------   --------
     Total from Investment Activities ......       0.025          0.051      0.049       0.053       0.039      0.029
                                                --------       --------   --------    --------    --------   --------
Distributions
     From net investment income ............      (0.025)        (0.051)    (0.049)     (0.053)     (0.039)    (0.027)
     From net realized gains ...............          --             --         --          --          --     (0.002)
                                                --------       --------   --------    --------    --------   --------
     Total distributions ...................      (0.025)        (0.051)    (0.049)     (0.053)     (0.039)    (0.029)
                                                --------       --------   --------    --------    --------   --------
Net Asset Value, End of Period .............    $  1.000       $  1.000   $  1.000    $  1.000    $  1.000   $  1.000
                                                ========       ========   ========    ========    ========   ========
Total Return ...............................        2.56%(a)       5.18%      5.00%       5.41%       3.95%      3.11%
Ratios/Supplemental Data:
     Net assets at end of period (000) .....    $199,580       $184,205   $220,960    $170,869    $200,492   $172,518
     Ratio of expenses to average
        net assets .........................        0.65%(b)       0.63%      0.68%       0.79%       0.63%      0.58%
     Ratio of net investment income to
        average net assets .................        5.10%(b)       5.06%      4.88%       5.29%       3.84%      2.88%
     Ratio of expenses to average
        net assets* ........................        0.84%(b)       0.83%      0.80%       0.80%       0.64%      0.58%
     Ratio of net investment income to
        average net assets* ................        4.91%(b)       4.86%      4.76%       5.28%       3.83%      2.88%

------------
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                          GOVERNMENT MONEY MARKET FUND


                                              FOR THE SIX
                                             MONTHS ENDED                 FOR THE YEAR ENDED DECEMBER 31,
                                             JUNE 30, 1998     ------------------------------------------------------
                                              (UNAUDITED)        1997       1996        1995        1994       1993
                                             -------------     --------   --------    --------    --------   --------
Net Asset Value,
   Beginning of Period .....................     $ 1.000        $ 1.000    $ 1.000     $ 1.000     $ 1.000    $ 1.000
                                                 -------        -------    -------     -------     -------    -------
Investment Activities
     Net investment income .................       0.025          0.049      0.048       0.052       0.038      0.028
     Net realized and unrealized gains
        from investment transactions .......          --             --         --          --          --      0.001
                                                 -------        -------    -------     -------     -------    -------
     Total from Investment Activities ......       0.025          0.049      0.048       0.052       0.038      0.029
                                                 -------        -------    -------     -------     -------    -------
Distributions
     From net investment income ............      (0.025)        (0.049)    (0.048)     (0.052)     (0.038)    (0.028)
     From net realized gains ...............          --             --         --          --          --     (0.001)
                                                 -------        -------    -------     -------     -------    -------
     Total distributions ...................      (0.025)        (0.049)    (0.048)    (0.052)      (0.038)    (0.029)
                                                 -------        -------    -------     -------     -------    -------
Net Asset Value, End of Period .............     $ 1.000        $ 1.000    $ 1.000     $ 1.000     $ 1.000    $ 1.000
                                                 =======        =======    =======     =======     =======    =======
Total Return ...............................        2.52%(a)       5.05%      4.87%       5.32%       3.83%      2.99%
Ratios/Supplemental Data:
     Net assets at end of period (000) .....     $90,482       $100,862    $87,392     $86,850    $166,796   $138,085
     Ratio of expenses to average
        net assets .........................        0.63%(b)       0.63%      0.72%       0.76%       0.63%      0.61%
     Ratio of net investment income to
        average net assets .................        5.02%(b)       4.94%      4.75%       5.21%       3.76%      2.89%
     Ratio of expenses to average
        net assets* ........................        0.82%(b)       0.79%      0.84%       0.78%       0.64%      0.61%
     Ratio of net investment income to
        average net assets* ................        4.83%(b)       4.78%      4.63%       5.19%       3.75%      2.89%

------------
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                         U.S. TREASURY MONEY MARKET FUND

                                              FOR THE SIX
                                             MONTHS ENDED                 FOR THE YEAR ENDED DECEMBER 31,
                                             JUNE 30, 1998     ------------------------------------------------------
                                              (UNAUDITED)        1997       1996        1995        1994       1993
                                             -------------     --------   --------    --------    --------   --------
Net Asset Value,
   Beginning of Period .....................     $ 1.000        $ 1.000    $ 1.000     $ 1.000    $  1.000   $  1.000
                                                 -------        -------    -------     -------    --------   --------
Investment Activities
     Net investment income .................       0.024          0.049      0.046      0.049        0.036      0.026
Distributions
     From net investment income ............      (0.024)        (0.049)    (0.046)    (0.049)      (0.036)    (0.026)
                                                 -------        -------    -------     -------    --------   --------
Net Asset Value, End of Period .............     $ 1.000        $ 1.000    $ 1.000     $ 1.000    $  1.000   $  1.000
                                                 =======        =======    =======     =======    ========   ========
Total Return ...............................        2.45%(a)       4.98%      4.68%       5.04%       3.60%      2.65%
Ratios/Supplemental Data:
     Net assets at end of period (000) .....     $28,046        $25,507    $28,962     $32,500    $105,720   $133,070
     Ratio of expenses to average
        net assets .........................        0.65%(b)       0.65%      0.78%       0.82%       0.68%      0.59%
     Ratio of net investment income to
        average net assets .................        4.89%(b)       4.86%      4.57%       4.94%       3.48%      2.62%
     Ratio of expenses to average
        net assets* ........................        1.00%(b)       0.94%      0.95%       0.84%       0.69%      0.59%
     Ratio of net investment income to
        average net assets* ................        4.54%(b)       4.57%      4.40%       4.92%       3.47%      2.62%

------------
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                       NEW YORK TAX-FREE MONEY MARKET FUND

                                              FOR THE SIX
                                             MONTHS ENDED                 FOR THE YEAR ENDED DECEMBER 31,
                                             JUNE 30, 1998     ------------------------------------------------------
                                              (UNAUDITED)        1997       1996        1995        1994       1993
                                             -------------     --------   --------    --------    --------   --------
Net Asset Value,
   Beginning of Period .....................     $ 1.000        $ 1.000    $ 1.000     $ 1.000     $ 1.000    $ 1.000
                                                 -------        -------    -------     -------     -------    -------
Investment Activities
     Net investment income .................       0.015          0.031      0.029       0.031       0.022      0.018
Distributions
     From net investment income ............      (0.015)        (0.031)    (0.029)     (0.031)     (0.022)    (0.018)
                                                 -------        -------    -------     -------     -------    -------
Net Asset Value, End of Period .............     $ 1.000        $ 1.000    $ 1.000     $ 1.000     $ 1.000    $ 1.000
                                                 =======        =======    =======     =======     =======    =======
Total Return ...............................        1.46%(a)       3.14%      2.92%       3.17%       2.23%      1.86%
Ratios/Supplemental Data:
     Net assets at end of period (000) .....     $78,496        $86,729    $70,339     $64,884     $53,538    $59,394
     Ratio of expenses to average
        net assets .........................        0.64%(b)       0.52%      0.59%       0.69%       0.57%      0.55%
     Ratio of net investment income to
        average net assets .................        2.93%(b)       3.09%      2.88%       3.13%       2.20%      1.85%
     Ratio of expenses to average
        net assets* ........................        0.86%(b)       0.80%      0.87%       0.85%       0.73%      0.72%
     Ratio of net investment income to
        average net assets* ................        2.71%(b)       2.81%      2.60%       2.97%       2.04%      1.68%

------------
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

HSBC(SERVICE MARK) MUTUAL FUNDS TRUST
3435 Stelzer Road
Columbus, Ohio 43219

INFORMATION:
(800) 634-2536

INVESTMENT ADVISER
HSBC Asset Management Americas Inc.
140 Broadway (6th Floor)
New York, New York 10005-1180

DISTRIBUTOR, ADMINISTRATOR, TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN
The Bank of New York
90 Washington Street
New York, New York 10286

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019

LEGAL COUNSEL
Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of Americas
New York, New York 10019

This report is for the information of the shareholders of HSBC Mutual Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in the case of a concurrent or prior delivery of the Trust's current prospectus. Shares of the Funds are not an obligation of or guaranteed or endorsed by HSBCHoldings plc or its affiliates.An investment in the trust is neither insured nor guaranteed by the U.S.Government and there can be no assurance that the trust will be able to maintain a stable net asset value of $1.00 per share.

                                                                            8/98